Liabilities related to associates and joint ventures - Changes on the provisions (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 3,112
Income statement		$ 89
Monetary and present value adjustments	244
Disbursements	(338)
Translation adjustments	214
Liabilities, ending	3,321	3,112	$ 3,321
Current liabilities	13,891	15,198	13,891
Non-current liabilities	35,645	38,938	35,645
Liabilities	$ 49,536	$ 54,136	$ 49,536
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.20%	5.48%	6.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	9.51%	8.79%	9.51%
Fundao Dam Rupture And De Characterization Of Germano Dam [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,911	$ 1,785	$ 1,911
Non-current liabilities	1,410	1,327	1,410
Liabilities	3,321	3,112	3,321
Renova Foundation Reparation And Compensation Programs [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	2,910
Income statement	110
Monetary and present value adjustments	243
Disbursements	(338)
Translation adjustments	199
Liabilities, ending	3,124	2,910	3,124
De Characterization Of The Germanod Dam [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	202
Income statement			(21)
Monetary and present value adjustments	1
Translation adjustments	15
Liabilities, ending	$ 197	$ 202	$ 197